PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 219,141	$ 102,246
Additions to property and equipment	1,637,305	912,355	283,998
Disposals of property and equipment	5,667	2,822	1,310
Cost of property and equipment held under capital lease	265,781	266,540
Accumulated depreciation and amortization of property and equipment held under capital lease	$ 711	$ 115